COMMITMENTS AND CONTINGENT LIABILITIES (Details) - ILS (₪) ₪ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 1997	Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
Notice period		3-6 months
Lease Monthly fee	₪ 10
Percentage of full-time position directors		60.00%
Appointment term		over a period of 3 years
Management fees		₪ 60
Annual bonus description

a total amount that will not exceed NIS 720 thousand plus VAT, provided that the annual operating profit will not be less than NIS 15 million, on the basis of the mechanism set out below: (a) a bonus of up to 2% for the initial NIS 10 million of operating profit; (b) a bonus of up to 3% of operating profit in excess of NIS 10 million and up to and including NIS 15 million; (c) a bonus of up to 4% of operating profit in excess of NIS 15 million and up to and including NIS 20 million; (d) a bonus of up to 5% of operating profit in excess of NIS 20 million.

Agreement term	3-year period through August 21, 2020